Expense Example - AMERICAN FUNDS FUNDAMENTAL INVESTORS	Feb. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 630
Expense Example, with Redemption, 3 Years	747
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,248
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	410
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,085
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,392
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,162
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	958
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542